Leases (Details) - Schedule of other information about leases - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$ 698,602	$ 638,193	$ 373,662
Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 738,894	$ 952,961	$ 130,400
Weighted average remaining lease term (years)	2 years 1 month 2 days	2 years 3 months 3 days	2 years 5 months 19 days	1 year 7 months 9 days	2 years 3 months 21 days
Weighted average discount rate	4.75%	4.75%	4.75%	4.75%	4.75%